Financial Risk Management - Market Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Agency and Execution | European Emerging Bonds
Disclosure of financial assets [line items]
Value at risk	$ 500
Agency and Execution | Equities Market Making
Disclosure of financial assets [line items]
Value at risk	500	$ 500
Agency and Execution | FX Frontier
Disclosure of financial assets [line items]
Value at risk	500	500
Agency and Execution | FX OTC
Disclosure of financial assets [line items]
Value at risk	500	500
Agency and Execution | Interest Rate Swaps
Disclosure of financial assets [line items]
Value at risk	500	500
Agency and Execution | U.S. Emerging Corporate Bond
Disclosure of financial assets [line items]
Value at risk	500	500
Agency and Execution | U.S. Equity Securities Lending
Disclosure of financial assets [line items]
Value at risk	500	500
Agency and Execution | U.S. Fixed Income Corporate Bond
Disclosure of financial assets [line items]
Value at risk	500	500
Agency and Execution | U.S. Fixed Income Financing Services
Disclosure of financial assets [line items]
Value at risk	500	500
Agency and Execution | Marex Fund (Formerly Volatility Performance Fund)
Disclosure of financial assets [line items]
Value at risk	500	500
Agency and Execution | Winterflood- Equities Market Making
Disclosure of financial assets [line items]
Value at risk	500
Market Making | Agricultural
Disclosure of financial assets [line items]
Value at risk	1,000	3,000
Market Making | Metals
Disclosure of financial assets [line items]
Value at risk	2,000	2,000
Market Making | CSC Commodities
Disclosure of financial assets [line items]
Value at risk	500	500
Market Making | Energy Market Making
Disclosure of financial assets [line items]
Value at risk	1,500	1,000
Hedging and Investment Solutions
Disclosure of financial assets [line items]
Value at risk	$ 17,000	$ 8,500
Movement of underlying value, percentage	1.00%
Movement of underlying value, amount	$ 170